Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of September 30,	As of March 31,
	2025	2025
	(Unaudited)
Accrued payroll and employee benefits (1)	$1,152,774	$1,206,543
Marketing promotion service payables	129,017	-
Others (2)	132,282	138,667
Total	$1,414,073	$1,345,210

(1)	Accrued payroll and employee benefits mainly include employee salary accrued for current month and is to be paid in the following month, plus accrued employee social security insurance and housing fund in accordance with PRC labor laws.

(2)	Others mainly include rent payables, utilities payables, professional service fees payable, as well as miscellaneous expenses to support the Company’s daily operations.